Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories
4.	Inventories

Inventories consist of the following:

	As of December 31,
	2023	2024
Raw materials	95,065	56,524
Work in process	15,898	5,566
Finished goods	31,324	32,530
Total	142,287	94,620

During the years ended December 31, 2022, 2023 and 2024, the Company recognized inventories write-down of US$69,524, US$174,838 and US$90,807 in cost of revenues, respectively.